Financial Information of Parent Company Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations	$ (2,907,381)	$ 4,182,658	$ 2,358,919
Income taxes	3,187,421	(7,864,545)	4,592,783
Net income of Acorn International, Inc.	31,127,184	12,384,303	3,438,370
Parent Company [Member]
Income from operations	0	0	0
Income before income taxes	0	0	0
Income taxes	0	0	0
Equity in gains of subsidiaries and VIEs	31,127,184	12,384,303	3,438,370
Net income of Acorn International, Inc.	$ 31,127,184	$ 12,384,303	$ 3,438,370